Short Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Mann- India Technologies Private Limited [Member]
Short Term Debt

Note 11	Short Term Debt

The following is a summary of Short-term debt including related parties as of March 31, 2019 and December 31, 2018:

		As at March 31, 2019	As at December 31, 2018
		(Unaudited)
Lathika Regunathan*	a	$5,295	$8,601
Sushil Chaudhary*	a	-	11,895
Noor Qazi	a	52,138	96,364
Roopam Shyam*	a	-	22,783
Asa Portfolio Private Limited*	b	-	117,858
Yukti Securities Private Limited*	c	4,805	47,804
		$62,238	$305,305

* includes accrued interest payable till date.

a	These loans from directors are unsecured loans and are due on demand. During the years ended December 31, 2018 interest @ 13.5 % has been paid on the outstanding balance. Subsequently, these loans are being converted in to share capital.

b	Loan payable to Asa Portfolio Private Limited is an unsecured loan which is due on demand and bears interest rate @ of 13.5% annually. Interest expense on the loan for the three months ended March 31, 2019 and 2018 was $2,310 and $3,387, respectively. Mr. Sushil Chaudhary (director in Asa Portfolio Private Limited) is shareholder of the Company.

c	Loan payable to Yukti Securities Private Limited is an unsecured loan which is due on demand and bears interest rate @ of 13.5% annually. Interest expense on the loan for the three months ended March 31, 2019 and 2018 was $94 and $1,424 respectively. Yukti Securities Private Limited is one of the promoter shareholder.

The entire balance is reflected as a current liability as the amounts are either due on demand or due within the next twelve months.

Note 11	Short Term Debt

The following is a summary of Short-term debt including related parties as of December 31, 2018 and December 31, 2017:

		As at December 31, 2018	As at December 31, 2017
Lathika Regunathan*	a	$8,601	$2,456
Sushil Chaudhary*	a	11,895	-
Noor Qazi	a	96,364	56,561
Roopam Shyam*	a	22,783	-
Asa Portfolio Private Limited*	b	117,858	115,680
Yukti Securities Private Limited*	c	47,804	46,662
		$305,305	$221,359

* includes accrued interest payable till date.

a	These loans from directors are unsecured loans and are due on demand. During the years ended December 31, 2018 interest @ 13.5 % has been paid on the outstanding balance. Subsequently, these loans are being converted into share capital.

b	Loan payable to Asa Portfolio Private Limited is an unsecured loan which is due on demand and bears interest rate @ of 13.5% annually. Interest expense on the loan for the years ended December 31, 2018 and 2017 was $13,952 and $14,154, respectively. Mr. Sushil Chaudhary (director in Asa Portfolio Private Limited) is shareholder of the Company.

c	Loan payable to Yukti Securities Private Limited is an unsecured loan which is due on demand and bears interest rate @ of 13.5% annually. Interest expense on the loan for the years ended December 31, 2018 and 2017 was approximately $5,702 and approximately $5,709 respectively. Yukti Securities Private Limited is one of the promoter shareholder.

The entire balance is reflected as a current liability as the amounts are either due on demand or due within the next twelve months.